Fair Value Measurements (Details) - Schedule of Assets and Liabilities Fair Value - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash equivalents:
Money market funds	$ 59,214	$ 120,969
Commercial deposits	756	3,260
Marketable securities:
Corporate and Agency bonds	106,994	59,035
Treasury bills	10,028
US Government	15,260	8,517
Foreign currency derivative contracts	291	1,159
Total financial assets	192,543	192,940
Liabilities:
Restricted Sponsor Shares	(75,230)	(47,247)
Price Adjustment Shares	(134,758)	(81,715)
Public Warrants	(57,798)	(31,399)
Private Placement Warrants	(35,712)	(22,718)
Foreign currency derivative contracts	(262)	(164)
Total financial liabilities	(303,760)	(183,243)
Level 1 [Member]
Cash equivalents:
Money market funds	59,214	120,969
Commercial deposits
Marketable securities:
Corporate and Agency bonds
US Government
Foreign currency derivative contracts
Total financial assets	59,214	120,969
Liabilities:
Restricted Sponsor Shares
Price Adjustment Shares
Public Warrants	(57,798)	(31,399)
Private Placement Warrants
Foreign currency derivative contracts
Total financial liabilities	(57,798)	(31,399)
Level 2 [Member]
Cash equivalents:
Money market funds
Commercial deposits	756	3,260
Marketable securities:
Corporate and Agency bonds	106,994	59,035
Treasury bills	10,028
US Government	15,260	8,517
Foreign currency derivative contracts	291	1,159
Total financial assets	133,329	71,971
Liabilities:
Restricted Sponsor Shares
Price Adjustment Shares
Public Warrants
Private Placement Warrants
Foreign currency derivative contracts	(262)	(164)
Total financial liabilities	(262)	(164)
Level 3 [Member]
Cash equivalents:
Money market funds
Commercial deposits
Marketable securities:
Corporate and Agency bonds
US Government
Foreign currency derivative contracts
Total financial assets
Liabilities:
Restricted Sponsor Shares	(75,230)	(47,247)
Price Adjustment Shares	(134,758)	(81,715)
Public Warrants
Private Placement Warrants	(35,712)	(22,718)
Foreign currency derivative contracts
Total financial liabilities	$ (245,700)	$ (151,680)